Consolidated Statements of (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Operating expense
Project evaluation and corporate development	$ (822,864)	$ (206,060)
Depreciation	(44,000)	(11,995)
Filing and listing	(393,814)	(128,142)
Investor relations	(337,714)	(536,902)
Professional fees	(498,207)	(303,031)
Salaries and benefits	(1,688,687)	(1,324,699)
Office and administration	(678,529)	(513,030)
Share-based compensation	(1,482,170)	(1,584,730)
Total Operating expense	(5,945,985)	(4,608,589)
Other (expense) income
Income from investments	395,543	1,311,921
Loss on disposal of plant and equipment	(1,944)
Impairment recovery of mineral property interests		8,724,915
Foreign exchange (loss) gain	(1,021,628)	465,021
Other expense	(360)
Total Other (expense) income	(628,389)	10,501,857
Net (loss) income	(6,574,374)	5,893,268
Attributable to:
Equity holders of the Company	(6,566,440)	5,907,726
Non-controlling interests	(7,934)	(14,458)
Net (loss) income	$ (6,574,374)	$ 5,893,268
(Loss) earnings per share attributable to the equity holders of the Company
Basic (loss) earnings per share	$ (0.04)	$ 0.04
Diluted (loss) earnings per share	$ (0.04)	$ 0.04
Weighted average number of common shares - basic	153,294,454	146,254,726
Weighted average number of common shares - diluted	153,294,454	150,688,553

[1]	Restated for change in presentation currency (note 2(c))